related party transactions (Tables)	12 Months Ended
Dec. 31, 2025
related party transactions
Schedule of transactions with key management personnel

Years ended December 31 (millions)	2025	2024
Short-term benefits	$16	$17
Post-employment pension [1] and other benefits	7	10
Share-based compensation [2]	59	43
	$82	$70

1

The members of our Executive Team are members of our Pension Plan for Management and Professional Employees of TELUS Corporation and certain other non-registered, non-contributory supplementary defined benefit and defined contribution pension plans.

2

We accrue an expense for the notional subset of our restricted share units with market performance conditions using a fair value determined by a Monte Carlo simulation. Restricted share units with an equity settlement feature are accounted for as equity instruments. The expense in respect of restricted share units that do not ultimately vest is reversed against the expense that was previously recorded in their respect.

	Number of	Notional	Grant-date
Years ended December 31 ($ in millions)	units	value [1]	fair value [1]
2025
TELUS Corporation
Restricted share units	1,601,848	$35	$43
TELUS International (Cda) Inc.
Restricted share units	1,229,346	5	5
		$40	$48
2024
TELUS Corporation
Restricted share units	1,465,459	$35	$41
TELUS International (Cda) Inc.
Restricted share units	1,054,899	12	12
		$47	$53

1

The notional value of restricted share units is determined by multiplying the equity share price at the time of award by the number of units awarded; the grant-date fair value differs from the notional value because the fair values of some awards have been determined using a Monte Carlo simulation (see Note 14(b)).